Note 6 - Product Warranties - Changes in Accrual for Product Warranties (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Balance at beginning of year	$ 180,000	$ 70,000
Liabilities accrued for warranties issued during the year	266,258	238,093
Warranty claims paid during the period	(219,190)	(171,523)
Changes in liability for pre-existing warranties during the year	(47,068)	43,430
Balance at end of year	$ 180,000	$ 180,000